Touchstone High Yield Fund Expense Example, No Redemption - Touchstone High Yield Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 175
Expense Example, No Redemption, 3 Years	1,091
Expense Example, No Redemption, 5 Years	2,018
Expense Example, No Redemption, 10 Years	$ 4,384